UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:

811-23780

CrowdStreet REIT I, Inc.

(Exact name of registrant as specified in charter)

10 E. 40th Street, ste. 1020, 10th Floor

New York, NY 10116

(Address of Principal Executive Offices) (Zip Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street, Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Eric S. Purple, Esq.

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

Registrant’s Telephone Number, including Area Code:

(888) 432-7693

Registrant’s Website:

https://www.crowdstreet.com/legal

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Report to Shareholders.

(a)

CrowdStreet REIT I, Inc.

Semi-Annual Report

June 30, 2026

CrowdStreet Advisors, LLC

10 East 40th St, Suite 1020

New York, NY 10016

(888) 432-7693

IR@crowdstreet.com

www.crowdstreet.com/legal

CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 89.19%(a)(b)(c)
Industrial - 29.52%
HIP CS Investors, LLC(d)	—	$3,398,000
PEP II Alligood Industrial Park Co-Investor, LLC(d)	—	1,717,000
Rhino MT Andover, LLC	—	2,260,000
Rhino Taunton B2B Investors, LLC(d)	—	1,812,000
		9,187,000
Multi-Family Residential - 52.49%
915 Division CrowdStreet Investors, LLC(d)(e)	—	4,319,000
Brixton Atlee TIC, LP	—	2,624,000
Brixton Parkside TIC, LLC	—	1,060,000
CS Dalan Investors, LLC(d)	—	2,210,000
KV Aventura Holdings, LLC	—	1,122,000
Locale Investor, LLC(d)	—	1,223,000
North Park Titleholder, LLC(d)	—	3,775,000
		16,333,000
Office Space - 0.00%
ONH Liquidating Trust(d)(f)	—	—

Retail - 7.18%
CS Investor Braintree LLC	—	2,236,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS
(Cost $33,364,725)		27,756,000

TOTAL INVESTMENTS - 89.19%
(Cost $33,364,725)		$27,756,000

Other Assets in Excess of Liabilities - 10.81%		3,364,348

NET ASSETS - 100.00%		$31,120,348

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

(b)	Investment does not issue shares.

(c)	Restricted securities; which are securities that may not be resold to the public without an effective registration under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund has no ability to demand registration of any restricted securities held as of the date of these financial statements.

(d)	Non-income producing security.

(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.

(f)	Previously ONH AFC CS Investors, LLC

Investment Abbreviations:

LLC — Limited Liability Company

LP — Limited Partnership

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments in private real estate:
At cost	$33,364,725
At value	$27,756,000
Cash	3,626,962
Total Assets	31,382,962
LIABILITIES:
Accrued management fees	117,143
Accrued investor servicing fees	39,048
Fund accounting & administration fees payable	29,970
Valuation fees payable	24,365
Legal fees payable	14,956
Payable to Directors	12,500
Other expenses	24,632
Total Liabilities	262,614
NET ASSETS	$31,120,348

NET ASSETS CONSIST OF:
Paid in capital	$46,907,730
Accumulated deficit	(15,787,382)
NET ASSETS	$31,120,348

NET ASSET VALUE:
Net assets	$31,120,348
Common shares outstanding	46,528
Net Asset Value Per Share (“NAV”)	$668.85

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INCOME:
Interest	$40,597
Investment income	270,274
Total Income	310,871
EXPENSES:
Management fees	232,584
Investor servicing fees	77,528
Legal fees	67,884
Fund accounting and administration fees	59,940
Audit fees	50,554
Valuation fees	48,325
Tax fees	41,400
Directors’ fees	25,000
Other expenses	16,745
Total Expenses	619,960
NET INVESTMENT LOSS	(309,089)

Net realized gain/(loss) on:
Investments in private real estate	1,584,929
Total Net Realized Gain	1,584,929

Net change in unrealized appreciation/depreciation on:
Investments in private real estate	(2,387,865)
Total Net Change in Unrealized Appreciation/Depreciation	(2,387,865)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(802,936)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,112,025)

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS
Net investment loss	$(309,089)	$(691,924)
Net realized gain/(loss)	1,584,929	(5,400,000)
Net change in unrealized appreciation/depreciation	(2,387,865)	6,517,694
Net increase/(decrease) in net assets resulting from operations	(1,112,025)	425,770

From distributable earnings	(3,499,853)	—
Net decrease in net assets from distributions	(3,499,853)	—

Net increase/(decrease) in net assets	(4,611,878)	425,770

NET ASSETS
Beginning of period	35,732,226	35,306,456
End of period	$31,120,348	$35,732,226

CAPITAL SHARE ACTIVITY
Shares outstanding, beginning of period	46,528	46,528
Shares outstanding, end of period	46,528	46,528

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

STATEMENT OF CASH FLOWS
For the Period Ended June 30, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(1,112,025)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments in private real estate	(509,540)
Proceeds from disposition of investment securities	5,584,929

Net realized (gain)/loss on:
Investments in private real estate	(1,584,929)

Net change in unrealized appreciation/depreciation on:
Investments in private real estate	2,387,865

Increase/(Decrease) in liabilities:
Accrued investor servicing fees	(7,694)
Accrued management fees	(23,084)
Audit fees payable	(78,875)
Fund accounting & administration fees payable	288
Legal fees payable	(21,576)
Valuation fees payable	(14,377)
Other expenses	10,442
Net Cash Provided by Operating Activities	4,631,424

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(3,499,853)
Net Cash Used in Financing Activities	(3,499,853)

Net increase in cash	1,131,571

Cash, beginning balance	2,495,391
Cash, ending balance	$3,626,962

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

FINANCIAL HIGHLIGHTS

	For the Period Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022(a)
Net Asset Value - Beginning of Period	$767.97		$758.82	$801.50	$990.67	$1,000.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(6.64)		(14.87)	(11.61)	(17.60)	(9.33)
Net realized and unrealized gain/(loss) on investments	(17.26)		24.02	(31.07)	(171.57)	—
Total Income/(Loss) from Investment Operations	(23.90)		9.15	(42.68)	(189.17)	(9.33)

DISTRIBUTIONS:
From net investment income	(75.22)		—	—	—	—
Total Distributions	(75.22)		—	—	—	—
Net Increase/(Decrease) in net asset value	(99.12)		9.15	(42.68)	(189.17)	(9.33)
Net Asset Value - End of Period	$668.85		$767.97	$758.82	$801.50	$990.67
TOTAL RETURN(c)	(3.16	%)(d)	1.21%	(5.32%)	(19.10%)	(0.93	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$31,120		$35,732	$35,306	$37,292	$39,965
Ratio of gross expenses to average net assets	3.82	%(e)	3.76%	3.76%	4.02%	3.76	%(e)
Ratio of net expenses to average net assets	3.82	%(e)	3.65%	3.48%	3.93%	3.76	%(e)
Ratio of net investment loss to average net assets	(1.90	%)(e)	(1.94%)	(1.48%)	(1.90%)	(2.48	%)(e)
Portfolio turnover rate	3	%(d)	0%	0%	0%	0	%(d)

(a)	Represents the period from the commencement of operations (April 22, 2022) through December 31, 2022.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

CrowdStreet REIT I, Inc. (the “Fund”) was organized as a Delaware corporation that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is taxed as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns available from investing in the equity of private real estate projects. The Fund commenced operations on April 22, 2022.

The investment adviser of the Fund is CrowdStreet Advisors, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended and a Delaware limited liability company (the “Investment Manager”). The Investment Manager is a wholly owned subsidiary of CrowdStreet, Inc. (“CrowdStreet”). Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Investment Manager is responsible for directing the management of the Fund’s business and day-to-day affairs and implementing the Fund’s investment strategy.

The Fund is a specialized investment vehicle that incorporates features of both a private investment fund that is not registered under the 1940 Act and a closed-end investment company that is registered under the 1940 Act. Private investment funds (such as private equity limited partnership funds) are collective asset pools that typically offer their securities privately, without registering them under the Securities Act of 1933, as amended (the “Securities Act”). Registered closed-end investment companies, such as the Fund, are typically managed more conservatively than private investment funds because of the requirements and restrictions imposed on them by the 1940 Act. By combining certain features from non-registered and registered funds, the Investment Manager believes it can offer “accredited investors”, within the meaning of Regulation D under the Securities Act, access to the long-term investment return benefits of private equity real estate opportunities at a lower investment minimum and with the convenience of Form 1099-DIV tax reporting.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies.

Basis of Accounting and Use of Estimates — The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the period. The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2026, including judgments about the financial market and economic conditions which may change over time. Actual results could differ from those estimates and those differences could be material.

Cash— Cash consists of interest-bearing demand deposits and are held at cost which approximates fair market value. The Fund’s uninvested cash is held in bank accounts at high-quality financial institutions, and at times, cash held in bank accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limit. The Fund uses Investment Cash Sweep accounts with its banks to ensure that substantially all cash is covered by FDIC Insurance limits.

Operating Segments — The Fund applies FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures which provides guidelines for reporting operating segments and related disclosures in accordance with U.S. GAAP. The Fund constitutes a single operating segment as the operating results of the Fund are monitored as a whole, and its long-term asset allocation is determined in accordance with the terms of its confidential private placement memorandum, based on defined investment objectives, and is executed by the Investment Manager. The Fund’s Principal Executive Officer serves as the Fund’s chief operating decision maker (“CODM”) and acts in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from Fund share transactions, and income and expense ratios, consistent with those presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investments in private real estate, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

Valuation Oversight — The Investment Manager has been designated by the Board as the Fund’s “Valuation Designee,” as that term is defined under Rule 2a-5 under the 40 Act. The Valuation Designee values the Fund’s portfolio investments in accordance with valuation policies and procedures that have been adopted by the Investment Manager and approved by the Board (the “Valuation Procedures”). Generally, portfolio investments and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the investments or other assets as determined in accordance with the Valuation Procedures.

Such determinations may be made based on data and valuations obtained from independent third-party valuation agents, pricing services or other third-party sources (“Pricing Service(s)”). The Valuation Designee is responsible for ensuring that any Pricing Service engaged to provide data and valuations discharges its responsibilities in accordance with the Valuation Procedures and will periodically receive and review such information about the valuation of the investments or other assets in accordance with the Valuation Procedures. As part of its due diligence, the Valuation Designee engages a third-party valuation consultant to review all of the fair values determined by the Valuation Designee for reasonableness.

Valuation of Investments— The Fund calculates the net asset value (“NAV”) as of the close of business on each calendar quarter. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and investment income accrued, but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which established a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair market value measurement. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The Fund determines the fair value of investments and categorizes the assets for which fair value is being measured and reported in accordance with the fair value hierarchy. The fair value hierarchy requires an entity to maximize the use of observable inputs and includes the following three levels based upon the objectivity of inputs that were used by the Fund:

Level 1 — Quoted prices in active markets for identical assets;

Level 2 — Other significant observable inputs (e.g., quoted prices of similar securities in active markets, quoted prices for similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rates);

Level 3 — Valuations generated from model-based techniques that use inputs that are significant, or unobservable in the market. The inputs reflect estimates that market participants would use in pricing the asset (e.g., occupancy rates, rental rates, market capitalization rates, indices for similar sales, inflation rates).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The determination of what constitutes “observable” requires significant judgment by the Valuation Designee. The Valuation Designee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Valuation Designee’s perceived risk of that investment.

All of the Fund’s investments have been classified within Level 3 as they trade infrequently or not at all and use unobservable inputs to estimate fair value. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach, the income approach or the asset approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions with adjustments made for dissimilarities between properties; the direct capitalization method, which estimates a stabilized net operating income and applies a capitalization rate to estimate fair value; and index rates. The income approach generally consists of the net present value of estimated future cash flows plus a reversion (presumed sale), adjusted as appropriate for liquidity, credit, market and/or other risk factors. The asset approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, the asset approach provides a check on the value derived using the income approach. The fair value of measurement of Level 3 Investments does not include transaction costs that may have been capitalized as part of the investment’s cost basis.

Direct capitalization rates, index rates, and discount rates are some of the significant inputs to these valuations. A direct capitalization rate is the income rate of return for a total property that reflects the relationship between one year’s net operating income expectancy and the total price or value, calculated by dividing the net operating income by the sale price or value. An index rate is the rate of change based on the change in a specific price index. Direct capitalization rates and index rates are used when valuing Investments that have substantially completed development and have stable revenues. A discount rate is an investor’s required rate of return, and is used to discount future cash flows to determine their present value. The internal rate of return (“IRR”) is the discount rate at which the present value of future cash flows equals zero. These rates are based on the location, type, and nature of each property, and current and anticipated market conditions. When the acquisition of the investment is within 12 months of the reporting date or the development of an investment project precludes the property manager from achieving normal tenancy levels, the Valuation Designee may use the original purchase price adjusted for any improvements or impairments as the best estimate of fair value.

The selection of appropriate valuation techniques may be affected by the availability of relevant inputs, the relative reliability of the inputs, and the stage of development. In some cases, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range.

Due to the inherent uncertainty of determining the fair value of Investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

The following is a summary of the Fund’s investments by level within the valuation hierarchy as of June 30, 2026:

Investments at Value(a)	Level 1	Level 2	Level 3	Total
Private Real Estate Investments	$—	$—	$27,756,000	$27,756,000
Total	$—	$—	$27,756,000	$27,756,000

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Private Real Estate
Investments
Balance as of December 31, 2025	$33,634,325
Transfers into level 3 during period	—
Transfers out of level 3 during period	—
Purchases or conversions	509,540
Sales or Distributions	(5,584,930)
Net realized gain	1,584,930
Return of capital	—
Change in net unrealized appreciation/depreciation	(2,387,865
Balance as of June 30, 2026	27,756,000
Net change in unrealized attributable to level 3 investments held at June 30, 2026	(802,935)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2026.

	Quantitative Information about Level 3 Value Measurements
Type of Level 3 Investment	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Average(a)	Impact to Valuation from an Increase in Input
Private Real Estate Investments
915 Division CrowdStreet Investors, LLC	$4,319,000	Market	Index Rate	(19.70%)	Increase
Brixton Atlee TIC, LP	2,624,000	Market	Index Rate	(11.10%)	Increase
		Market	Cap Rate	6.00%	Decrease
Brixton Parkside TIC, LLC	1,060,000	Market	Index Rate	(14.90%)	Increase
CS Dalan Investors, LLC	2,210,000	Market	Index Rate	(0.70%)	Increase
		Market	Cap Rate	5.40%	Decrease
CS Investor Braintree LLC	2,236,000	Market	Index Rate	4.70%	Increase
		Market	Cap Rate	6.70%	Decrease
HIP CS Investors, LLC	3,398,000	Market	Index Rate	2.40%	Increase
KV Aventura Holdings, LLC	1,122,000	Market	Index Rate	(18.80%)	Increase
		Market	Cap Rate	5.10%	Decrease
Locale Investor, LLC	1,223,000	Market	Index Rate	(11.00%)	Increase
		Market	Cap Rate	5.70%	Decrease
North Park Titleholder, LLC	3,775,000	Market	Index Rate	(14.20%)	Increase
ONH Liquidating Trust(b)	—	Income	Bankruptcy Recovery Rate	Not Applicable	Not Applicable
PEP II Alligood Industrial Park Co-Investor, LLC	1,717,000	Market	Index	9.30%	Increase
Rhino MT Andover, LLC	2,260,000	Market	Index Rate	10..30%	Increase
		Market	Cap Rate	7.80%	Decrease
Rhino Taunton B2B Investors, LLC	1,812,000	Market	Index Rate	12.60%	Increase
Type Level 3 Investments	$27,756,000

(a)	Averages are calculated as a simple average of cap rates or index rates provided by each market data provider.

(b)	During July 2023, ONH Liquidating Trust (formerly ONH AFC CS Investors, LLC) filed for Chapter 11 bankruptcy in Delaware. The Valuation Designee determined that a value of zero is reasonable due to uncertainty in the amount of recoveries expected from the bankruptcy proceedings.

Investment Income, Expenses and Securities Transactions — Income is recognized on an accrual basis as earned. The Fund’s primary sources of income are gains/(losses) recognized upon receipt of distributions related to dispositions of investments, unrealized appreciation/depreciation in the fair value of investments, and distributions of investment income from operations of investments which generally occur over the life of the investments and interest income from the Fund’s cash balances.

The Fund’s policy is to recognize investment income and realized gains and losses upon notification from sponsors of the distribution based on the characterization of distributions provided by the underlying sponsor of each investment. Distributions occur at irregular intervals and may not be communicated to the Fund in advance of payment. When the sponsor does not provide notification prior to payment for the distribution, revenue recognition criteria is generally deemed to have been met on the date of receipt. Recoveries from a security in a bankruptcy proceeding are recognized as a reduction of the investment cost and income upon receipt. The Fund did not receive any bankruptcy recoveries for the period ended June 30, 2026.

Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: management fees, investor servicing fees, professional fees, and fund accounting and administration fees.

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

Real estate investment acquisitions, sales, and dispositions are recorded as of the date of the closing.

Distributions to Shareholders— The Fund intends to make distributions necessary to qualify as a REIT. Any distribution the Fund makes will be at the discretion of the Board, and will be based on, among other factors, the Fund’s present and reasonably projected future cash flow. The Fund expects that the Board will set the rate of distributions at a level that will ensure compliance with the Code, and the amount of distributions may vary over time. Distributions to shareholders of the Fund will be recorded on the ex-dividend date. On March 30, 2026 the Fund’s Board approved a dividend distribution of $75.22 per share on April 15, 2026 for stockholders of record as of March 31, 2026. The total amount of the dividend distribution was $3,499,853.

Income Tax — The Fund elected to be taxed as a REIT under the Code, and has operated as such, commencing with the taxable year ending December 31, 2022. While REITs are subject to Federal income taxes, they are allowed a deduction for ordinary and capital gains dividends paid, generally resulting in the elimination of all or substantially all income tax at the entity level. Additionally, most states follow the rules related to REITs as contained within the Code. This generally results in no state income taxes being paid by the Fund; however, due to the number of states in which the Fund holds, either directly or indirectly, interests in real estate, it is likely that some measure of the Fund’s operating and/or sale income will be taxed at the state level. To maintain qualification under the Code as a REIT, the Fund must distribute at least 90% of its taxable ordinary income to its shareholders and meet certain other requirements related to organization, management, assets, liabilities, and operations. Additionally, the Fund may choose to pass through any capital gains realized to its shareholders by distributing cash proceeds representative of the net capital gains. The Fund is permitted to deduct both ordinary and capital gain dividends paid to its shareholders, generally eliminating REIT-level Federal taxation of income represented by such dividends paid to the shareholders. If the Fund fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax on its taxable income at regular corporate rates. In addition to income taxes, the Fund may also be subject to certain state, local, and franchise taxes. Under certain circumstances, Federal income and excise taxes may be due on the Fund’s undistributed taxable income.

Certain of the Fund’s investments may be held through Single-Member Limited Liability Companies (“SMLLCs”) that have been formed by the respective single member to facilitate the ownership of particular investments. Under the default “check-the-box” rules established by the Code, SMLLCs are disregarded as separate entities and therefore all items of income, deduction, loss, credit, asset, and liability from the SMLLC are reported directly on the Federal income tax return of the single member. Certain states have not adopted the check-the-box rules and therefore, do not respect the disregarded nature of SMLLC entities. In these cases, the SMLLC entity must file either income or franchise tax returns and, in some cases, may be liable for income or franchise taxes at the entity level.

Management evaluates the uncertainties of tax positions taken or expected to be taken based on the probability of whether it is more likely than not that the positions will be sustained upon audit based on technical merit for open tax years. Management believes it has no uncertain tax positions to be accrued or disclosed.

Issuance of Shares — The Fund conducted a private offering to sell common shares only to individuals and entities qualifying as “accredited investors” within the meaning of Regulation D under the Securities Act. The Fund’s shares are not registered under the Securities Act or listed on an exchange. The Fund’s shares are designed for long-term investors. The Fund offered shares at the initial closing at $1,000.00 per share, and thereafter each share was offered at $1,000.00 plus a “make-up” amount calculated by applying an annualized rate of 3.0% to such investor’s subscription amount applied over the period since April 22, 2022. The private offering was closed to new investors on December 29, 2023.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the Investment Management Agreement between the Fund and the Investment Manager, the Investment Manager manages the Fund’s investments subject to oversight by the Board. The Fund pays to the Investment Manager an annual Management Fee, quarterly in arrears. The Management Fee is equal to an annual rate of 1.50% of the Fund’s NAV.

The Fund will pay a fee to the Investment Manager for administrative services (the “Investor Servicing Fee”) at an annual rate of 0.50% of the Fund’s NAV. The Investor Servicing Fee is charged quarterly in arrears.

The Investment Management Agreement provides that the Investment Manager will waive its Management Fee and/or pay or reimburse the Fund for Annual Expenses (as defined below) more than 1.00% per annum of the Fund’s average quarterly NAV (“Operating Expense Limit”). Annual Expenses are the ordinary annual operating expenses of the Fund, including, without limitation, third-party fees and expenses for accounting, administration, valuation, tax compliance, custody, banking, brokerage, depository, insurance premiums, reporting, investor meetings, and preparation of tax returns and determinations, but excluding fees and expenses for legal, audit, taxes, indemnification, litigation, interest, Management Fees, Investor Servicing Fees and Board fees, extraordinary or non-routine matters, and organizational expenses. If the Fund’s Annual Expenses are below the Operating Expense Limit in any fiscal year, the Investment Manager may be entitled to be reimbursed in whole or in part for fees or expenses waived or reduced by the Investment Manager during the prior three year-period pursuant to the Operating Expense Limit. During the period ended June 30, 2026, pursuant to the Fund’s expense cap, no expenses were waived and or reimbursed by the Investment Manager. During the period ended June 30, 2026, CrowdStreet paid $25,000 of Directors Fees and $301,316 of other expenses on behalf of the Fund. As of June 30, 2026, $262,614 was due to CrowdStreet and comprised of the following:

Owed to CrowdStreet	Amount
Accrued management fees	$117,143
Accrued investor servicing fees	39,048
Legal fees payable	14,956
Fund accounting & administration fees payable	29,970
Valuation fees payable	24,365
Payable to Directors	12,500
Other expenses	24,632
Total	$262,614

CrowdStreet REIT I, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Continued) (Unaudited)

NOTE 4 - CONCENTRATION OF RISK

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Risk Factors and Certain Conflicts of Interest” in the Fund’s Registration Statement filed on April 21, 2022 and the Fund’s other filings with the SEC.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security, or investment type.

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after considering the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market: Similar to some REITs and real estate companies, the Fund will concentrate its investments on a limited number of commercial real estate projects. As a result, its portfolio may be impacted by various factors including changes in real estate values, property taxes, interest rates, and the management proficiency and creditworthiness of the issuer. Interest rate fluctuations and challenges in accessing mortgage funds can hinder property transactions, including acquisitions, refinancings, or sales. Additionally, delays and cost overruns in development and construction projects pose risks. The investment in highly leveraged commercial properties further amplifies risks due to limited financial resources, potential defaults on debt obligations, and unpredictable operating results. While leverage can enhance returns, it also heightens financial risks, especially in scenarios of rising interest rates or economic downturns.

Risks Related to the Fund’s Tax Status as a REIT: The Fund has elected to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

NOTE 5 - TAX BASIS INFORMATION

As of December 31, 2025, the Fund’s most recent tax year end, the tax basis of distributable earnings (accumulated deficit) were as follows:

Undistributed ordinary loss	$(19,918,669)
Undistributed long-term capital gain/(loss)	—
Total accumulated loss	$(19,918,669)

Accumulated capital and other losses	—
Other book/tax differences	(783)
Net unrealized gain on investments	8,743,948
Total distributable deficit	$(11,175,504)

As of December 31, 2025, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$10,236,500
Gross unrealized depreciation (excess of tax cost over value)	(1,492,552)
Net unrealized appreciation	$8,743,948

Cost of investments for tax purposes	$24,890,377

The Fund did not make any distributions during the year and does not have any capital loss carryforwards as of December 31, 2025.

NOTE 6 - SUBSEQUENT EVENTS

In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring through the issuance of these financial statements. Based upon this evaluation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

CrowdStreet REIT I, Inc.

ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/ legal, and (3) on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the most recent twelve month period ended June 30, is available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/legal, and (3) on the SEC’s website at http://www.sec.gov. During the period ended June 30, 2026, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

COMPENSATION OF DIRECTORS

Each Director who is not an “interested person” of the Fund (i.e., an “Independent Director”) receives an annual retainer of $25,000 plus reimbursement of related expenses in connection with his or her service on the Board of the Fund, as such amount may be updated by the Board. The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (888) 432-7693, (2) on the Fund’s website at www.crowdstreet.com/legal, and (3) on the SEC’s website at http://www.sec.gov.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	Schedule filed with Item 1.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the February 24, 2026 meeting (the “Meeting”) of the Board of Directors (the “Board”) of CrowdStreet REIT I, Inc. (the “Fund”), the Board, including the Independent Directors voting separately, approved the continuation of the investment management agreement between Crowdstreet Advisors, LLC (“CrowdStreet”) and the Fund (the “Investment Management Agreement”) for an additional one-year period. The Independent Directors of the Board met in executive session at the Meeting and discussed the continuation of the Investment Management Agreement.

In considering the continuation of the Investment Management Agreement for the Fund, the Independent Directors considered the information provided by CrowdStreet, both written and oral, and discussed aspects of the presentation the Independent Directors thought merited additional discussion. The members of the Board noted that as part of the approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Directors and received a presentation from CrowdStreet. The Board, including the Independent Directors, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Director may have attributed different weights to different factors.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreement with CrowdStreet, the Board considered the nature, extent and quality of services that CrowdStreet provided to the Fund, including CrowdStreet’s personnel and resources. The Board reviewed the services CrowdStreet provided in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio managers. The Board reviewed information provided regarding risk management, and Mr. Perry addressed questions concerning the Fund’s risk management framework and related controls, as well as compliance and other regulatory matters. The Board acknowledged CrowdStreet’s efforts and resources with respect to various regulatory initiatives and considered CrowdStreet’s financial position. The Board concluded that the services CrowdStreet provided were satisfactory. The Board considered CrowdStreet’s successful handling of realizations during the Fund’s transitional phase and the steps taken to position the Fund for the effective execution of its investment objectives.

Performance. The Board noted CrowdStreet engaged a third-party service provider, FUSE, that identified ten funds within the unlisted closed-end fund universe for comparison to the Fund’s performance (“FUSE Peer Group”). The Board reviewed the Fund’s net asset value total return compared to the relative average and median returns for the FUSE Peer Group and the Fund’s benchmark index (NCREIF Property Index). The Board noted that while the Fund performed below the FUSE Peer Group returns and its benchmark over the last three years, Crowdstreet indicated that the underperformance was partially due to the difference in inception date to the Peer Group funds, the Fund’s early lifecycle period, the higher expenses generally associated with closed-end funds in initial years of operation, and its smaller NAV, with fewer investments having a more pronounced impact on overall performance as compared to peer funds. The Board concluded that the performance of the Fund on an absolute and comparative basis was satisfactory.

Advisory Fees and Fund Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the FUSE Peer Group. The Board noted that the Fund’s expense ratio was on the higher end of the FUSE Peer Group but discussed the fee structure of certain peer funds, the level of work involved in CrowdStreet’s management, the oversight of the Fund and the other services that CrowdStreet provides to the Fund, and the Fund’s smaller AUM. In light of the nature, quality and extent of services CrowdStreet provided, the Board concluded that the Fund’s advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted that the Fund was in a transitional phase with several projects in maturation. Crowdstreet further noted that the Fund had not raised enough capital to achieve an asset level where CrowdStreet could likely realize meaningful economies of scale. However, Crowdstreet noted that it continuously evaluates potential changes to the Fund’s operating model to lower its expense ratio.

Profitability. The Board reviewed the profitability of CrowdStreet with respect to the Fund. The Board considered the methodology used to allocate revenues and expenses across the funds managed by CrowdStreet. The Board discussed CrowdStreet’s profit from the Fund, noting the operating margin of 21%, which excludes certain corporate strategy and development costs that would reduce the profitability if CrowdStreet operated on a standalone basis. The Board concluded that the profitability of CrowdStreet in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Fund, CrowdStreet, and their affiliates may derive ancillary benefits from Fund operations. The Board reviewed information provided by CrowdStreet as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Investment Management Agreement is fair and reasonable, and that the continuance of the Investment Management Agreement be approved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Since the date of the Registrant’s most recently filed annual report on Form N-CSR, Anna-Marie Allander Lieb and Justin La Tempa ceased serving as portfolio managers of the Fund. Thomas McDonald continues to be responsible for the day-to-day management of the Fund’s portfolio. Except as described above, there has been no change, as of the date of this filing, in the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

As of the date of his filing, there have been no material changes in the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	Not applicable.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable.

(b)        Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by this report.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CROWDSTREET REIT I, Inc.

By:	/s/ Thomas McDonald
Thomas McDonald
President

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas McDonald
Thomas McDonald
President and Treasurer

Date:	September 4, 2026